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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Vestar Capital Partners
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   Address:      245 Park Avenue, 41st Floor
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                 New York, New York 10167
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Form 13F File Number:
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Della Rocca
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Title:   Managing Director and General Counsel
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Phone:   212-351-1600
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Signature, Place, and Date of Signing:

       /s/ Steven Della Rocca       New York, New York    February 15, 2013
   -----------------------------   --------------------   -----------------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: 98,341
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Name of                     Title of Class  CUSIP        Market Value  Amount and  Investment  Other     Voting
Issuer                                                   (x $1,000)    Type of     Discretion  Managers  Authority
                                                                       Security
--------------------------  --------------  -----------  ------------  ----------  ----------  --------  ---------
Symetra Financial           COM             87151Q 10 6  79,048        6,089,999   SOLE                  6,089,999
Corporation                                                            SH

Dyna Vox Inc.               CL A            26817F 10 4  4,270         11,539,968  SOLE                  11,539,968
                                                                       SH

Duff & Phelps               CL A            26433B 10 7  15,023        961,799     SOLE                  961,799
Corporation
